MANAGEMENT OF COMPANY	12 Months Ended
Dec. 31, 2013
Management of Company [Abstract]
MANAGEMENT OF COMPANY
22.   MANAGEMENT OF COMPANY

On February 12, 1997, the Company entered into a management agreement with the General Manager under which the General Manager provided certain administrative, management and advisory services to the Company for an amount of $750,000 per year.

Effective February 2004, the Company entered into an amendment to the agreement with the General Manager. The management fee was amended to $630,000 per year, in addition to a commission of 1.25% on gross freight revenues. Pursuant to the terms of the amendment, the Company became responsible for paying its own administrative expenses. In February 2006, the management fee was increased to $1,150,000 per annum. On August 12, 2010, the Company entered into an Amended and Restated Management Agreement, which increased the management fee to $2,315,000 per annum effective January 1, 2010.

On June 25, 2010, the Company entered into a commercial management agreement with the Dry bulk Manager, under which the Dry bulk Manager provides administrative and commercial expertise relating to the Company's dry bulk vessels. The Dry bulk Manager will receive 1.25% on gross freight revenues earned by the dry bulk vessels.